INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income (Note)	2.10%	15.20%	9.70%
Changes in valuation allowances	(1.40%)	(5.90%)	(6.80%)
Overprovision of profits tax in prior year	(2.10%)	(0.50%)	(0.20%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	4.30%	2.80%	0.80%
Others	5.20%	2.90%	(4.00%)
Effective tax rate	24.60%	31.00%	16.00%